Consolidation of Variable Interest Entities (Details Narrative) (10-K)	Dec. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reduction in noncontrolling interest	$ 468,673
Accumulated other comprehensive income	141,922
Derecognized variable interest	8,421
Long-term receivable from strike	$ 455,545